FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19.      FAIR VALUE MEASUREMENTS

Financial instruments of the Company primarily consist of cash and cash equivalents, investment in equity securities, short-term investments, accounts receivable, receivable from a related party, term deposit, prepaid expenses and other, long-term investments, accounts payable, accrued and other current liabilities, and long term borrowing. As of December 31, 2023 and 2022, the carrying amount of cash and cash equivalents, accounts receivable, receivable from a related party, prepaid expenses and other, accounts payable and accrued and other current liabilities are carried at cost which approximates their fair values due to the short-term nature of the instruments, the carrying amount of long term borrowing approximates its fair value as interest rate is comparable to the prevailing interest rate in the market.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the hierarchy.

The Company has an equity investment in the common stock of a publicly traded company. The Company’s investments in these equity securities are carried at their estimated fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period (see Note 3). The fair value of the common stock is based on quoted market price for the investees’ common stock, a Level 1 input.

The Company has an equity investment in the warrants of a publicly traded company. The Company’s investment is carried at its estimated fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period (see Note 3). The fair value of the warrants was measured using observable market-based inputs other than quoted prices in active markets for identical assets, level 2 inputs. The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of warrants. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the fair value determination of a warrant.

The Company has investments in the convertible debt of a private company. The Company’s investment is carried at its estimated fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period (see Note 3) using Level 3 input.

The following tables present the Company’s financial assets accounted for at fair value on a recurring basis as of December 31, 2023 and 2022, by level within the fair value hierarchy:

(In thousands)	Fair Value at
Description	December 31, 2023	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$1,675	$1,675	$—	$—
Short term investments:	$12,011	$—	$12,011	$—
Long term investments:
Investment in warrants - Designated as investment measured at FVTPL	$5	$—	$5	$—
Investment in convertible loan - AFS	$296	$—	$—	$296

(In thousands)	Fair Value at
Description	December 31, 2022	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$2,763	$2,763	$—	$—
Short term investments:	$1,462	$—	$1,462	$—
Term deposit, non current:	$3,065	$—	$3,065	$—
Long term investments:
Investment in warrants - Designated as investment measured at FVTPL	$164	$—	$164	$—
Investment in convertible loan - AFS	$281	$—	$—	$281
Investment in convertible loan - Designated as investment measured at FVTPL	$482	$—	$—	$482

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The Company reduces the carrying amount of equity method investments to its fair value when an impairment is determined to be other-than-temporary. In 2023, due to PAT’s slow business progress and delay of financing, the Company performed an impairment test using discounted cash flow approach. As the projected cash flow of the investment is negative, the Group recognized full impairment for the investment.

The Company measures equity investments without readily determinable fair values at its cost, minus impairment, if any, plus or minus changes resulting from observable transactions of identical or similar securities of the same issuer.

On October 23, 2021, the Company remeasured the investments in equity securities in Juventas to the fair value. The Company estimated the fair value of these securities based on the transaction price of similar securities issued by the investee. In the fourth quarter of 2022, the Company completed the sales of the equity interests of Juventas (see Note 3).

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
	October 23, 2021
Description	(remeasurement date)	Valuation Techniques	Unobservable Input	Average/Median
Investment in equity securities using measurement alternative	$32,308	Market approach	Expected volatility	59%/58%

On June 30, 2021, the Company remeasured the investment in equity securities in Alesta to the fair value of $1,385,000 (see Note 3). The Company estimated the fair value of the securities using Level 2 inputs based on the transaction price of identical securities issued by the investee.

Non-Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company has no non-financial assets and liabilities that are measured at fair value on a recurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

On December 31, 2022, the intangible assets of six ANDAs with a total carrying amount of $9.7 million were written down to their fair value of $1.0 million, resulting in an impairment loss of $8.7million, which represents the difference between the carrying value of the intangible asset and its fair value. The Company estimated the fair value using income approach with Level 3 inputs based on expected selling price (unobservable input).